Deferred Income (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Income
Summary of deferred income

	December 31,	December 31,
	2025	2024

	(€ in thousands)
Payments from Eli Lilly and Company	38,946	50,930
Payments from Rett Syndrome Research Trust	—	441
Total	38,946	51,371
Current portion	17,552	21,942
Total non-current portion	21,394	29,429

Schedule of undiscounted deferred income

	Within	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years

	(€ in thousands)
At December 31, 2025
Deferred Income	17,552	13,698	7,696	—
Total	17,552	13,698	7,696	—

At December 31, 2024
Deferred Income	21,942	21,087	8,342	—
Total	21,942	21,087	8,342	—